Revenue	9 Months Ended
Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	Revenue
The following tables show our various sources of revenue for the periods indicated:

	Nine-months ended September 30,
	2025	2024
	(unaudited)
Revenue of manufactured products and services rendered:
Ethanol	209,600	195,820
Sugar (*)	209,907	291,891
Energy (*)	27,839	25,028
Peanut	45,094	39,965
Sunflower	5,035	5,588
Cotton	2,775	3,455
Rice	146,494	181,064
Fluid milk (UHT)	87,983	103,843
Powder milk (*)	34,457	41,039
Other dairy products	63,286	56,899
Services	7,799	8,423
Rental income	1,151	2,543
Others	33,061	35,974
Subtotal manufactured products and services rendered	874,481	991,532
Agricultural produce and biological assets:
Soybean	59,540	65,032
Corn	38,359	42,685
Wheat	9,955	14,299
Rice	1,662	—
Sunflower	4,117	2,910
Barley	2,010	2,057
Seeds	—	3,741
Milk	3,487	6,968
Cattle	5,341	4,205
Cattle for dairy	11,745	9,122
Others	1,101	2,136
Subtotal agricultural produce and biological assets	137,317	153,155
Total revenue	1,011,798	1,144,687
(*) Includes revenue of mwh of energy produced by third parties for an amount of US$ 1.55 million, tons of power milk for an amount of US$ 0.3 million and tons of sugar for an amount of US$ 5.71 million (September 30, 2024: revenue of mwh of energy and tons rice produced by third parties for an amount of US$ 0.7 million and US$ 0.7 million, respectively).

Commitments to sell commodities at a future date

The Group entered into contracts to sell non-financial instruments, mainly, sugar, soybean and corn through sales forward contracts. Those contracts are held for purposes of delivery the non-financial instrument in accordance with the Group’s expected sales. Accordingly, as the own use exception criteria are met, those contracts are not recorded as derivatives.
The notional amount of these contracts is US$ 132.0 million as of September 30, 2025 (September 30, 2024: US$ 87.2 million) comprised primarily of 22,649 liters of ethanol (US$ 13.82 million), 203,826 mwh of energy (US$ 10.35 million), 143,839 tons of sugar (US$ 54.50 million), 133,877 tons of soybean (US$ 45.09 million), 20,002 tons of corn (US$ 3.59 million), and 21,350 tons of wheat (US$ 4.25 million) which expire between December 2025 and August 2026.